Intangible Assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cost
Beginning balance, intangible assets	£ 56,189
Ending balance, intangible assets	66,216	£ 56,189
Amortisation
Intangible assets other than goodwill	(56,189)
Intangible assets other than goodwill	(66,216)	(56,189)
Intangible assets	66,216	56,189
Client relationship
Cost
Beginning balance, intangible assets	55,843
Ending balance, intangible assets	66,085	55,843
Amortisation
Intangible assets other than goodwill	(55,843)
Intangible assets other than goodwill	(66,085)	(55,843)
Intangible assets	66,085	55,843
Computer software and licenses
Cost
Beginning balance, intangible assets	58
Ending balance, intangible assets	26	58
Amortisation
Intangible assets other than goodwill	(58)
Intangible assets other than goodwill	(26)	(58)
Intangible assets	26	58
Non-compete agreement
Cost
Beginning balance, intangible assets	0
Ending balance, intangible assets	0	0
Amortisation
Intangible assets other than goodwill	0
Intangible assets other than goodwill	0	0
Intangible assets	0	0
Trading name
Cost
Beginning balance, intangible assets	0
Ending balance, intangible assets		0
Amortisation
Intangible assets other than goodwill	0
Intangible assets other than goodwill		0
Intangible assets		0
Supplier relationships
Cost
Beginning balance, intangible assets	56
Ending balance, intangible assets	32	56
Amortisation
Intangible assets other than goodwill	(56)
Intangible assets other than goodwill	(32)	(56)
Intangible assets	32	56
Software own work capitalised
Cost
Beginning balance, intangible assets	232
Ending balance, intangible assets	73	232
Amortisation
Intangible assets other than goodwill	(232)
Intangible assets other than goodwill	(73)	(232)
Intangible assets	73	232
Cost
Cost
Beginning balance, intangible assets	89,499	83,079
Additions	5	4
On acquisition of subsidiary	23,985	1,249
Disposals	(282)	(272)
Effect of foreign exchange translations	(2,353)	5,439
Ending balance, intangible assets	110,854	89,499
Amortisation
Intangible assets other than goodwill	(89,499)	(83,079)
Disposals	(282)	(272)
Effect of foreign exchange translations	(2,353)	5,439
Intangible assets other than goodwill	(110,854)	(89,499)
Intangible assets	110,854	89,499
Cost | Client relationship
Cost
Beginning balance, intangible assets	87,273	80,623
Additions	0	0
On acquisition of subsidiary	23,985	1,240
Disposals	0	0
Effect of foreign exchange translations	(2,342)	5,410
Ending balance, intangible assets	108,916	87,273
Amortisation
Intangible assets other than goodwill	(87,273)	(80,623)
Disposals	0	0
Effect of foreign exchange translations	(2,342)	5,410
Intangible assets other than goodwill	(108,916)	(87,273)
Intangible assets	108,916	87,273
Cost | Computer software and licenses
Cost
Beginning balance, intangible assets	798	777
Additions	5	4
On acquisition of subsidiary	0	9
Disposals	(142)	0
Effect of foreign exchange translations	(4)	8
Ending balance, intangible assets	657	798
Amortisation
Intangible assets other than goodwill	(798)	(777)
Disposals	(142)	0
Effect of foreign exchange translations	(4)	8
Intangible assets other than goodwill	(657)	(798)
Intangible assets	657	798
Cost | Non-compete agreement
Cost
Beginning balance, intangible assets	146	128
Additions	0	0
On acquisition of subsidiary	0	0
Disposals	(140)	0
Effect of foreign exchange translations	(6)	18
Ending balance, intangible assets	0	146
Amortisation
Intangible assets other than goodwill	(146)	(128)
Disposals	(140)	0
Effect of foreign exchange translations	(6)	18
Intangible assets other than goodwill	0	(146)
Intangible assets	0	146
Cost | Trading name
Cost
Beginning balance, intangible assets	0	272
Additions		0
On acquisition of subsidiary		0
Disposals		(272)
Effect of foreign exchange translations		0
Ending balance, intangible assets		0
Amortisation
Intangible assets other than goodwill	0	(272)
Disposals		(272)
Effect of foreign exchange translations		0
Intangible assets other than goodwill		0
Intangible assets		0
Cost | Supplier relationships
Cost
Beginning balance, intangible assets	120	120
Additions	0	0
On acquisition of subsidiary	0	0
Disposals	0	0
Effect of foreign exchange translations	0	0
Ending balance, intangible assets	120	120
Amortisation
Intangible assets other than goodwill	(120)	(120)
Disposals	0	0
Effect of foreign exchange translations	0	0
Intangible assets other than goodwill	(120)	(120)
Intangible assets	120	120
Cost | Software own work capitalised
Cost
Beginning balance, intangible assets	1,162	1,159
Additions	0	0
On acquisition of subsidiary	0	0
Disposals	0	0
Effect of foreign exchange translations	(1)	3
Ending balance, intangible assets	1,161	1,162
Amortisation
Intangible assets other than goodwill	(1,162)	(1,159)
Disposals	0	0
Effect of foreign exchange translations	(1)	3
Intangible assets other than goodwill	(1,161)	(1,162)
Intangible assets	1,161	1,162
Depreciation
Cost
Beginning balance, intangible assets	(33,310)	(20,823)
Disposals	282	272
Effect of foreign exchange translations	(857)	1,596
Ending balance, intangible assets	(44,638)	(33,310)
Amortisation
Intangible assets other than goodwill	33,310	20,823
Charge for the year	12,467	11,163
Disposals	282	272
Effect of foreign exchange translations	(857)	1,596
Intangible assets other than goodwill	44,638	33,310
Intangible assets	(44,638)	(33,310)
Depreciation | Client relationship
Cost
Beginning balance, intangible assets	(31,430)	(19,251)
Disposals	0	0
Effect of foreign exchange translations	(845)	1,562
Ending balance, intangible assets	(42,831)	(31,430)
Amortisation
Intangible assets other than goodwill	31,430	19,251
Charge for the year	12,246	10,617
Disposals	0	0
Effect of foreign exchange translations	(845)	1,562
Intangible assets other than goodwill	42,831	31,430
Intangible assets	(42,831)	(31,430)
Depreciation | Computer software and licenses
Cost
Beginning balance, intangible assets	(740)	(684)
Disposals	142	0
Effect of foreign exchange translations	(4)	9
Ending balance, intangible assets	(631)	(740)
Amortisation
Intangible assets other than goodwill	740	684
Charge for the year	37	47
Disposals	142	0
Effect of foreign exchange translations	(4)	9
Intangible assets other than goodwill	631	740
Intangible assets	(631)	(740)
Depreciation | Non-compete agreement
Cost
Beginning balance, intangible assets	(146)	(128)
Disposals	140	0
Effect of foreign exchange translations	(6)	18
Ending balance, intangible assets	0	(146)
Amortisation
Intangible assets other than goodwill	146	128
Charge for the year	0	0
Disposals	140	0
Effect of foreign exchange translations	(6)	18
Intangible assets other than goodwill	0	146
Intangible assets	0	(146)
Depreciation | Trading name
Cost
Beginning balance, intangible assets	0	(90)
Disposals		272
Effect of foreign exchange translations		0
Ending balance, intangible assets		0
Amortisation
Intangible assets other than goodwill	0	90
Charge for the year		182
Disposals		272
Effect of foreign exchange translations		0
Intangible assets other than goodwill		0
Intangible assets		0
Depreciation | Supplier relationships
Cost
Beginning balance, intangible assets	(64)	(40)
Disposals	0	0
Effect of foreign exchange translations	0	0
Ending balance, intangible assets	(88)	(64)
Amortisation
Intangible assets other than goodwill	64	40
Charge for the year	24	24
Disposals	0	0
Effect of foreign exchange translations	0	0
Intangible assets other than goodwill	88	64
Intangible assets	(88)	(64)
Depreciation | Software own work capitalised
Cost
Beginning balance, intangible assets	(930)	(630)
Disposals	0	0
Effect of foreign exchange translations	(2)	7
Ending balance, intangible assets	(1,088)	(930)
Amortisation
Intangible assets other than goodwill	930	630
Charge for the year	160	293
Disposals	0	0
Effect of foreign exchange translations	(2)	7
Intangible assets other than goodwill	1,088	930
Intangible assets	£ (1,088)	£ (930)